Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Short-term investments measured at fair value | ¥	¥ 63,515	¥ 0
Accounts receivable, allowance for doubtful accounts | ¥	458	0
Amounts due from related parties, allowance for credit losses | ¥	30,128	4,006
Loan receivables, allowance for loan losses	93,926	5,863
Other non-current assets, allowance for credit loss | ¥	4,000	0
Long-term investments measured at fair value | ¥	¥ 457,284	¥ 373,678
Ordinary shares, treasury stock	919,515	544,202
Class A
Ordinary shares, shares authorized	91,394,900	91,394,900
Ordinary shares, shares issued	22,683,970	22,773,542
Ordinary shares, shares outstanding	21,764,455	22,229,340
Class B
Ordinary shares, shares authorized	8,605,100	8,605,100
Ordinary shares, shares issued	8,315,000	8,315,000
Ordinary shares, shares outstanding	8,315,000	8,315,000